Events occurring after the balance sheet date (Details) € in Thousands	Oct. 17, 2025 EUR (€)
Entering into agreement to purchase production sites | Fresenius Medical Care Deutschland GmbH | Fresenius SE Companies | Production sites in Schweinfurt and St. Wendel, Germany
Events after balance sheet date
Purchase price for currently leased assets	€ 171,642